RECEIVABLE FROM RELATED PARTY (Tables)	12 Months Ended
Dec. 31, 2017
Receivable From Related Party Tables Abstract
Schedule of Amounts Due From Related Parties	Amounts due from related parties consist of:

	December 31,
	2017	2016
Advesa, Inc.	$—	$21,775
Cannabinoid Research & Development, Limited	—	5,000
	$—	$26,775